Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 372,554	$ 51,559	¥ 372,554
Impairment loss from inventories
Net operating loss carryforwards	49,695,212	6,877,469	49,695,212
Less :valuation allowance	(50,067,766)	(6,929,027)	(50,067,766)
Deferred tax assets, net
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	1,679,063	232,371	1,679,063
Total deferred tax liabilities, net	¥ 1,679,063	$ 232,371	¥ 1,679,063